Cash flows from operating activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash generated from operating activities
Profit (loss)	€ 136.7	€ 227.1	€ 192.7
Adjustments for:
Exceptional items	78.4	69.5	72.5
Share based payments expense	8.4	8.8	24.1
Depreciation and amortization	109.4	96.9	95.0
Loss on disposal and impairment of property, plant and equipment	1.0	1.6	1.2
Net finance costs	180.1	109.1	86.8
Taxation	8.6	50.8	60.9
Operating cash flow before changes in working capital, provisions and exceptional items	522.6	563.8	533.2
(Increase)/decrease in inventories	(14.2)	(1.2)	18.8
(Increase)/decrease in trade and other receivables	(18.2)	(75.0)	0.3
(Decrease)/increase in trade and other payables	(8.8)	68.6	42.1
Decrease in employee benefit and other provisions	(6.3)	(4.0)	(3.2)
Cash generated from operations before tax and exceptional items	475.1	552.2	591.2
Material reconciling items [member]
Adjustments for:
Exceptional items	€ 78.4	€ 69.5	€ 72.5